Average Annual Total Returns{- Freedom 2040 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-10 - Freedom 2040 Portfolio	VIP Freedom 2040 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2040 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2040 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2040 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2040 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2040 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2040 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2040 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2040 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0270 Past 1 year	F0270 Past 5 years	F0270 Past 10 years
Total	19.28%	12.77%	10.38%	19.16%	12.66%	10.27%	18.99%	12.49%	10.10%	18.40%	15.22%	13.88%	16.54%	12.64%	10.58%